INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Loss Before Equity Loss from Investment in Affiliate and Income Tax Benefit (Expense)

The components of loss before equity loss from investment in affiliate and income tax benefit (expense) are as follows:

	Year Ended December 31,
	2012	2011	2010

The Netherlands	$(6,899)	$(968)	$(597)
Subsidiaries outside of the Netherlands	(877)	(4,242)	(4,640)
Loss before equity loss from investment
in affiliate and income tax benefit (expense)	$(7,776)	$(5,210)	$(5,237)

Schedule of Income Tax Benefit (Expense)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2012	2011	2010

Current:
The Netherlands	$-	$-	$(97)
Subsidiaries outside of the Netherlands, net of
$499 and $(234) in income tax benefit (expense)
related to prior period income tax positions
in 2011 and 2010, respectively	(256)	293	(758)
	(256)	293	(855)
Deferred:
Subsidiaries outside of the Netherlands	12	(18)	151
Total income tax benefit (expense)	$(244)	$275	$(704)

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Operating loss carryforwards	$19,572	$17,177
Capital loss carryforwards	149	-
Allowance for doubtful accounts	12	152
Tax credit carryforwards	588	588
Accrued expenses	744	1,319
Total deferred tax assets	21,065	19,236

Deferred tax liabilities:
Depreciation of property and equipment	(139)	(133)
	20,926	19,103
Valuation allowance	(20,781)	(18,970)
Deferred tax assets, net	$145	$133

Schedule of Effective Income Tax Rate

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2012	2011	2010

Effective income tax benefit from continuing
operations at statutory rate	$1,944	$1,348	$1,618
Rate differential	199	31	286
Non-deductible income (expense)	(269)	495	(380)
Adjustments to prior year tax losses	-	499	(1,333)
Changes in valuation allowance	(1,811)	(1,456)	(984)
Other	(307)	(642)	89
Income tax benefit (expense) from continuing
operations	$(244)	$275	$(704)

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts in accrued unrecognized income tax benefits is as follows:

	December 31,
	2012	2011

Balance at January 1	$2,452	$5,886
Additions related to prior period tax positions	-	-
Reductions related to prior period tax positions	(40)	(3,434)
Balance at December 31	$2,412	$2,452

A reconciliation of the beginning and ending amounts in accrued interest is as follows:

	December 31,
	2012	2011

Balance at January 1	$877	$1,598
Additions charged to expense	124	-
Reductions charged to expense	-	(721)
Balance at December 31	$1,001	$877

A reconciliation of the beginning and ending amounts of accrued tax penalties is as follows:

	December 31,
	2012	2011

Balance at January 1	$-	$1,037
Additions charged to expense	45	-
Reductions charged to expense	-	1,037
Balance at December 31	$45	$-